Accrued Charges (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accruals Disclosure [Abstract]
Insurance	$ 45,784,000	$ 38,295,000
Payroll and related costs	33,374,000	36,173,000
Franchise and royalty fees	3,947,000	9,475,000
Interest	853,000	1,676,000
Provincial, federal and state sales taxes	6,102,000	6,773,000
Acquisition and related costs	7,748,000	38,639,000
Environmental surcharges	5,242,000	6,062,000
Accrued Disposal	8,085,000	12,592,000
Property taxes	73,000	399,000
Share based compensation	5,986,000	6,830,000
Other	22,794,000	17,417,000
Accrued charges	$ 139,988,000	$ 174,331,000